American Century Strategic Asset Allocations, Inc.

Prospectus and Summary Prospectus Supplement

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated January 18, 2012 ■ Summary Prospectuses and Prospectus dated April 1, 2011

Irina Torelli, Vice President and Portfolio Manager, has taken a temporary leave of absence from American Century Investments.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

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